Write-downs of Long-Lived Assets	12 Months Ended
Mar. 31, 2012
Write-downs of Long-Lived Assets

25. Write-downs of Long-Lived Assets

In accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”), the Company and its subsidiaries perform tests for recoverability on assets for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. We determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of existing assets or completion of development projects, as appropriate.

During fiscal 2010, 2011 and 2012, the Company and certain subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥9,483 million, ¥20,310 million and ¥20,246 million ($246 million), respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥6,977 million, ¥17,400 million and ¥15,167 million ($185 million) are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for fiscal 2010, 2011 and 2012, respectively. Breakdowns of these amounts by segment are provided in Note 32 (“Segment Information”).

The details of significant write-downs are as follows.

Office Buildings—During fiscal 2010 and fiscal 2011, write-downs of ¥1,025 million and ¥2,464 million were recorded in relation to four office buildings and seven office buildings respectively, mainly due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥1,055 million ($13 million) were recorded for 17 office buildings held for sale, and write-downs of ¥605 million ($7 million) were recorded in relation to three office buildings due to a decline in estimated cash flows of each unit.

Condominiums—During fiscal 2010, write-downs of ¥2,451 million were recorded for 43 condominiums mainly held for sale. During fiscal 2011, write-downs of ¥1,353 million were recorded for 26 condominiums held for sale, and write-downs of ¥2,758 million were recorded in relation to 18 condominiums due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥1,108 million ($13 million) were recorded for 25 condominiums held for sale, and write-downs of ¥269 million ($3 million) were recorded in relation to five condominiums due to a decline in estimated cash flows of each unit.

Commercial Facilities Other Than Office Buildings—During fiscal 2010 and fiscal 2011, write-downs of ¥1,461 million and ¥5,284 million were recorded in relation to four buildings and 12 buildings respectively, mainly due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥385 million ($5 million) were recorded for seven buildings held for sale.

Land undeveloped or under construction—During fiscal 2010, write-downs of ¥1,678 million were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit. During fiscal 2011, there was no impairment. During fiscal 2012, write-downs of ¥2,220 million ($27 million) were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,983 million ($85 million) were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit.

Others—During fiscal 2010, 2011 and 2012, write-downs of ¥2,868 million, ¥8,451 million and ¥7,621 million ($93 million), respectively, for long-lived assets other than the above, mainly because the carrying amounts exceeded the estimated undiscounted future cash flows, which decreased due to deterioration in operating performance.